UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2010

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
September 30, 2010 (Unaudited)	Columbia High Yield Municipal Fund

		Par ($)	Value ($)*
Municipal Bonds — 93.0%
EDUCATION — 5.1%
Education — 2.1%
CA Municipal Finance Authority
	Biola University,
	Series 2008,
	5.875% 10/01/34	1,500,000	1,590,900
CA Statewide Communities Development Authority
	San Francisco Art Institute,
	Series 2002,
	7.375% 04/01/32	500,000	423,745
IL Finance Authority
	Columbia College,
	Series 2007,
	Insured: NPFGC
	5.000% 12/01/37	5,000,000	4,847,950
OR Forest Grove
	Pacific University,
	Series 2009,
	6.375% 05/01/39	2,000,000	2,105,900
VT Education & Health Buildings Agency
	Vermont Law School Project,
	Series 2003 A,
	5.500% 01/01/33	500,000	502,610
WI Health & Educational Facilities Authority
	Medical College of Wisconsin,
	Series 2008 A,
	5.250% 12/01/35	5,000,000	5,086,000
WV University of West Virginia
	Series 2000 A,
	Insured: AMBAC:
	(a) 04/01/19	1,250,000	923,138
	(a) 04/01/25	2,750,000	1,479,582
Education Total			16,959,825
Prep School — 2.4%
AZ Pima County Industrial Development Authority
	American Charter School Foundation,
	Series 2007 A,
	5.625% 07/01/38	3,440,000	3,377,117
CA Statewide Communities Development Authority
	Crossroads School for Arts & Sciences,
	Series 1998,
	6.000% 08/01/28 (b)	865,000	865,078
	Aspire Public Schools,
	Series 2010,
	GTY AGMT: PCSD Guaranty Pool LLC
	6.125% 07/01/46	5,000,000	5,091,700

		Par ($)	Value ($)
Municipal Bonds — (continued)
EDUCATION — (continued)
IL Finance Authority
	Chicago Charter School Foundation,
	Series 2007,
	5.000% 12/01/36	1,750,000	1,638,437
MI Conner Creek Academy
	Series 2007,
	5.000% 11/01/26	2,540,000	2,048,002
MI Summit Academy North
	Series 2005,
	5.500% 11/01/35	750,000	565,898
TX La Vernia Higher Education Finance Corp.
	Kipp, Inc,
	Series 2009 A:
	6.000% 08/15/29	1,000,000	1,047,540
	6.250% 08/15/39	1,500,000	1,568,415
TX Pharr Higher Education Finance Authority
	Idea Public School,
	Series 2009 A
	6.500% 08/15/39	3,000,000	3,173,670
Prep School Total			19,375,857
Student Loan — 0.6%
CT Higher Education Supplemental Loan Authority
	Family Education Loan Program,
	Series 2005 A, AMT,
	Insured: NPFGC
	4.375% 11/15/21	1,020,000	1,026,426
MA Educational Financing Authority
	Series 2008 H, AMT,
	Insured: AGO
	6.350% 01/01/30	3,635,000	3,927,835
Student Loan Total			4,954,261
EDUCATION TOTAL			41,289,943
HEALTH CARE — 33.9%
Continuing Care Retirement — 17.0%
CA Statewide Communities Development Authority
	American Baptist Homes West,
	Series 2010,
	GTY AGMT: American Baptist Homes Foundation
	6.250% 10/01/39	2,750,000	2,806,870
CO Health Facilities Authority
	Christian Living Communities,
	Series 2006 A:
	5.750% 01/01/26	500,000	481,780
	5.750% 01/01/37	1,500,000	1,359,060
	Covenant Retirement Communities, Inc.:
	Series 2002 B,
	6.125% 12/01/33	1,000,000	1,005,170
	Series 2005,
	5.000% 12/01/35	2,900,000	2,563,223

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
FL Lakeland
	Carpenters Landing,
	Series 2008:
	6.250% 01/01/28	675,000	681,413
	6.375% 01/01/43	2,250,000	2,229,952
FL Lee County Industrial Development Authority
	Shell Point Village,
	Series 2007,
	5.000% 11/15/29	4,000,000	3,507,200
FL Orange County Health Facilities Authority
	Orlando Lutheran:
	Series 2005,
	5.700% 07/01/26	2,000,000	1,882,960
	Series 2007:
	5.500% 07/01/32	350,000	308,781
	5.500% 07/01/38	1,750,000	1,546,597
FL Palm Beach County Health Facilities Authority
	Abbey Delray South,
	Series 2003,
	5.350% 10/01/14	1,250,000	1,314,463
FL Sarasota County Health Facility Authority
	Village on the Isle,
	Series 2007,
	5.500% 01/01/32	4,000,000	3,802,600
FL St. John’s County Industrial Development Authority
	Glenmoor at St. John’s, Inc.,
	Series 2006 A,
	5.375% 01/01/40	4,275,000	3,232,156
	Ponte Vedra, Inc.,
	Series 2007,
	5.000% 02/15/27	4,030,000	3,860,216
GA Fulton County
	Canterbury Court,
	Series 2004 A,
	6.125% 02/15/34	1,000,000	932,480
	Lenbrook,
	Series 2006 A:
	5.000% 07/01/17	2,000,000	1,836,140
	5.000% 07/01/29	3,000,000	2,158,530
GA Savannah Economic Development Authority
	Marshes of Skidaway,
	Series 2003 A:
	7.400% 01/01/24	500,000	507,980
	7.400% 01/01/34	3,000,000	2,999,490
HI Department of Budget & Finance
	15 Craigside,
	Series 2009,
	9.000% 11/15/44	2,375,000	2,749,775

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
IA Finance Authority
	Deerfield Retirement Community, Inc.,
	Series 2007 A:
	5.000% 11/15/15	2,210,000	1,967,585
	5.500% 11/15/27	1,135,000	849,740
	5.500% 11/15/37	750,000	513,863
IL Du Page County Special Service Area No. 31
	Monarch Landing Project,
	Series 2006,
	5.625% 03/01/36	750,000	607,898
IL Finance Authority
	Lutheran Senior Services,
	Series 2006,
	5.125% 02/01/26	2,000,000	1,998,800
	Monarch Landing, Inc.,
	Series 2007 A,
	7.000% 12/01/27 (c)	1,502,364	195,307
	Sedgebrook, Inc.,
	Series 2007 A:
	6.000% 11/15/37 (c)	5,000,000	1,500,000
	6.000% 11/15/42 (c)	2,000,000	600,000
	Washington & Jane Smith Community:
	Series 2003 A,
	7.000% 11/15/32	1,000,000	951,470
	Series 2005 A,
	6.250% 11/15/35	2,750,000	2,425,252
IL Lincolnshire Special Services Area No. 1
	Sedgebrook Project,
	Series 2004,
	6.250% 03/01/34	750,000	668,333
IN Health & Educational Facilities Financing Authority
	Baptist Homes of Indiana, Inc.,
	Series 2005,
	5.250% 11/15/35	2,750,000	2,667,720
KS Lenexa
	Lakeview Village, Inc.:
	Series 2007,
	5.500% 05/15/39	4,250,000	3,599,240
	Series 2009:
	7.125% 05/15/29	500,000	528,410
	7.250% 05/15/39	1,500,000	1,571,145
KS Manhattan
	Manhattan Health Care Facility,
	Series 2007 A,
	5.000% 05/15/29	2,680,000	2,199,262
MA Development Finance Agency
	Linden Ponds, Inc.,
	Series 2007 A:
	5.500% 11/15/27	3,000,000	2,268,390
	5.750% 11/15/35	900,000	656,325

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
	5.750% 11/15/42	3,530,000	2,486,567
	Groves at Lincoln,
	Series 2009 B1,
	7.250% 06/01/16	3,500,000	3,517,045
	Series 2009,
	7.875% 06/01/44	1,500,000	1,601,970
MD Westminster Economic Development Authority
	Carroll Lutheran Village, Inc.,
	Series 2004 A,
	6.250% 05/01/34	1,750,000	1,560,755
MN Columbia Heights
	Crest View Corp.,
	Series 2007 A:
	5.550% 07/01/27	1,000,000	836,580
	5.700% 07/01/42	2,000,000	1,578,040
MO Health & Educational Facilities Authority
	Lutheran Senior Services,
	Series 2007 A,
	4.875% 02/01/27	3,000,000	2,906,190
MO Kirkwood Industrial Development Authority
	Ashfield Active Living and Wellness Communities, Inc.,
	Series 2010 A,
	8.250% 05/15/45	4,500,000	4,724,505
MO St. Louis Industrial Development Authority
	St. Andrew’s Resources for Seniors,
	Series 2007 A:
	6.250% 12/01/26	2,000,000	1,907,980
	6.375% 12/01/41	3,000,000	2,798,970
MT Facility Finance Authority
	St. John’s Lutheran Ministries, Inc.,
	Series 2006 A,
	6.125% 05/15/36	1,000,000	839,450
NJ Economic Development Authority
	Seabrook Village, Inc.,
	Series 2006,
	5.250% 11/15/36	2,250,000	1,998,945
NY Broome County Industrial Development Agency
	Good Shepherd Village Endwell,
	Series 2008 A,
	6.875% 07/01/40	4,000,000	3,917,640
NY East Rochester Housing Authority
	Woodland Village Project,
	Series 2006,
	5.500% 08/01/33	1,700,000	1,499,043
PA Bucks County Industrial Development Authority
	Ann’s Choice, Inc.,
	Series 2005 A,
	6.250% 01/01/35	1,750,000	1,730,417

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
PA Chartiers Valley Industrial & Commercial Development Authority
	Asbury Health Center,
	Series 1999,
	6.375% 12/01/24	750,000	752,273
PA Montgomery County Industrial Development Authority
	Whitemarsh Continuing Care Retirement Community:
	Series 2005:
	6.125% 02/01/28	1,400,000	1,288,490
	6.250% 02/01/35	1,350,000	1,204,997
	Series 2008,
	7.000% 02/01/36	2,000,000	1,951,160
SC Jobs Economic Development Authority
	Lutheran Homes of South Carolina, Inc.,
	Series 2007:
	5.375% 05/01/21	1,000,000	941,840
	5.500% 05/01/28	1,100,000	998,536
	Wesley Commons,
	Series 2006,
	5.300% 10/01/36	3,000,000	2,451,480
TN Shelby County Health Educational & Housing Facilities Board
	Germantown Village:
	Series 2003 A,
	7.250% 12/01/34	675,000	676,971
	Series 2006,
	6.250% 12/01/34	500,000	449,065
TX Abilene Health Facilities Development Corp.
	Sears Methodist Retirement Center:
	Series 1998 A,
	5.900% 11/15/25	1,350,000	1,167,494
	Series 2003 A,
	7.000% 11/15/33	800,000	732,648
TX HFDC of Central Texas, Inc.
	Legacy at Willow Bend,
	Series 2006 A,
	5.750% 11/01/36	5,000,000	4,229,150
	Sears Tyler Methodist Retirement,
	Series 2009 A,
	7.750% 11/15/44	4,000,000	4,133,880
TX Tarrant County Cultural Education Facilities Finance Corp.
	Air Force Villages Inc,
	Series 2009,
	6.375% 11/15/44	4,250,000	4,357,057
	CC Young Memorial Home,
	Series 2009,
	8.000% 02/15/38	4,000,000	4,091,760

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
WI Health & Educational Facilities Authority
	Clement Manor,
	Series 1998,
	5.750% 08/15/24	2,152,000	2,039,644
	St. John’s Community,
	Series 2009 A,
	7.625% 09/15/39	1,750,000	1,885,537
	Series 2009 C-1,
	6.400% 09/15/15	2,000,000	2,009,560
	Three Pillars Senior Living Communities:
	Series 2003,
	5.600% 08/15/23	790,000	803,256
	Series 2004 A,
	5.500% 08/15/34	870,000	826,735
Continuing Care Retirement Total			138,431,206
Health Services — 0.5%
MA Development Finance Agency
	Boston Biomedical Research Institute,
	Series 1999:
	5.650% 02/01/19	340,000	339,881
	5.750% 02/01/29	375,000	373,707
MN Minneapolis & St. Paul Housing & Redevelopment Authority
	HealthPartners,
	Series 2003,
	5.875% 12/01/29	400,000	406,128
VA Small Business Financing Authority
	Proton Therapy Insitute,
	Series 2009,
	8.000% 07/01/19	2,895,000	3,227,230
Health Services Total			4,346,946
Hospitals — 13.3%
AZ Health Facilities Authority
	Phoenix Memorial Hospital,
	Series 1991,
	8.125% 06/01/12 (d)	1,803,743	18,037
AZ Yavapai County Industrial Development Authority
	Yavapai Community Hospital Association,
	Series 2008 B,
	5.625% 08/01/37	3,500,000	3,505,180
CA Health Facilities Financing Authority
	Catholic Healthcare West,
	Series 2009 F,
	5.000% 07/01/27 (07/01/14) (e)(f)	1,000,000	1,098,020
CO Health Facilities Authority
	Catholic Health Initiatives,
	Series 2008,
	4.000% 10/01/40 (11/12/15) (e)(f)	1,725,000	1,896,741
DE Health Facilities Authority
	Beebe Medical Center,
	Series 2004 A,
	5.250% 06/01/11	1,275,000	1,119,629

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
FL North Brevard County Hospital District
	Parrish Medical Center,
	Series 2008,
	5.750% 10/01/38	5,000,000	5,238,150
FL Orange County Health Facilities Authority
	Orlando Regional Healthcare System,
	Series 2008 C,
	5.250% 10/01/35	4,000,000	4,070,560
FL South Lake Hospital District
	South Lake Hospital, Inc.:
	Series 2003:
	6.375% 10/01/28	750,000	767,520
	6.375% 10/01/34	500,000	507,545
	Series 2010,
	6.250% 04/01/39	665,000	706,297
FL West Orange Health Care District
	Series 2001 A,
	5.650% 02/01/22	1,450,000	1,469,981
GA DeKalb County Hospital Authority
	Dekalb Medical Center, Inc.,
	Series 2010,
	6.125% 09/01/40	4,500,000	4,650,030
IL Finance Authority
	Provena Health,
	Series 2009,
	7.750% 08/15/34	4,000,000	4,701,840
	Riverside Health System,
	Series 2009,
	6.250% 11/15/35	3,000,000	3,221,820
	Silver Cross Hospital & Medical,
	Series 2009,
	7.000% 08/15/44	5,000,000	5,614,050
IL Southwestern Development Authority
	Anderson Hospital:
	Series 1999,
	5.625% 08/15/29	250,000	250,160
	Series 2006,
	5.125% 08/15/26	1,245,000	1,205,372
IN Health & Educational Facility Financing Authority
	Schneck Memorial,
	Series 2006 A,
	5.250% 02/15/30	1,000,000	995,120
LA Public Facilities Authority
	Ochsner Clinic Foundation,
	Series 2007 A,
	5.250% 05/15/38	5,000,000	4,942,200
	Touro Infirmary,
	Series 1999 A:
	5.500% 08/15/19	510,000	492,629
	5.625% 08/15/29	240,000	207,514

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
MA Health & Educational Facilities Authority
	Boston Medical Center,
	Series 2008,
	5.250% 07/01/38	5,000,000	4,754,550
	Milford-Whitinsville Regional Hospital,
	Series 2007,
	5.000% 07/15/32	1,250,000	1,114,325
MI Dickinson County
	Dickinson County Health Care System,
	Series 1999,
	5.800% 11/01/24	1,000,000	1,003,380
MI Hospital Finance Authority
	Detroit Medical Center,
	Series 1997 A,
	Insured: AMBAC
	5.500% 08/15/24	3,000,000	2,814,300
	Garden City Hospital,
	Series 2007,
	5.000% 08/15/38	2,250,000	1,594,215
	Henry Ford Health,
	Series 2006 A:
	5.000% 11/15/21	1,000,000	1,038,930
	5.250% 11/15/46	3,000,000	3,006,960
	McLaren Health Care Corp.,
	Series 2005 C,
	5.000% 08/01/35	2,500,000	2,508,350
	Oakwood Healthcare System,
	Series 2007,
	5.000% 07/15/37	5,000,000	4,738,400
MI Saginaw Hospital Finance Authority
	Covenant Medical Center, Inc.,
	Series 2000 F,
	6.500% 07/01/30	3,000,000	3,032,400
MN St. Paul Housing & Redevelopment Authority
	HealthEast, Inc.,
	Series 2005,
	6.000% 11/15/30	4,000,000	4,006,640
MN Washington County Housing & Redevelopment Authority
	HealthEast, Inc.,
	Series 1998,
	5.250% 11/15/12	1,100,000	1,104,587
MO Cape Girardeau County
	Southeast Missouri Hospital Association,
	Series 2003,
	5.000% 06/01/27	3,750,000	3,646,425
MO Grundy County Industrial Development Authority
	Wright Memorial Hospital,
	Series 2009,
	6.750% 09/01/34	2,250,000	2,393,865

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
MO Saline County Industrial Development Authority
	John Fitzgibbon Memorial Hospital,
	Series 2005,
	5.625% 12/01/35	5,485,000	4,718,800
NC Medical Care Commission
	Stanly Memorial Hospital,
	Series 1999,
	6.375% 10/01/29	1,000,000	1,000,580
NJ Health Care Facilities Financing Authority
	St. Joseph’s Hospital & Medical Center,
	Series 2008:
	6.000% 07/01/18	2,000,000	2,142,760
	6.625% 07/01/38	2,000,000	2,106,580
NY Dormitory Authority
	NYU Hospital Center,
	Series 2007 B,
	5.625% 07/01/37	2,000,000	2,083,520
NY Monroe County Industrial Development Agency
	Highland Hospital,
	Series 2005,
	5.000% 08/01/25	1,110,000	1,126,006
OH Lakewood Hospital Improvement District
	Lakewood Hospital Association,
	Series 2003,
	5.500% 02/15/15	1,250,000	1,327,575
SC Jobs Economic Development Authority
	Kershaw County Medical Center,
	Series 2008,
	6.000% 09/15/38	4,000,000	4,088,600
TN Sullivan County Health Educational & Housing Facilities Board
	Wellmont Health System,
	Series 2006 C,
	5.250% 09/01/36	3,635,000	3,579,166
WI Health & Educational Facilities Authority
	Aurora Health Care, Inc.,
	Series 2003,
	6.400% 04/15/33	700,000	721,581
	Fort Health Care, Inc.,
	Series 2004,
	6.100% 05/01/34	1,965,000	1,986,890
Hospitals Total			108,317,780
Intermediate Care Facilities — 0.5%
IL Development Finance Authority
	Hoosier Care, Inc.,
	Series 1999 A,
	7.125% 06/01/34	1,350,000	1,246,644
IN Health Facilities Financing Authority
	Hoosier Care, Inc.,
	Series 1999 A,
	7.125% 06/01/34	1,105,000	1,020,401

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
LA Public Facilities Authority
	Progressive Health Care Providers, Inc.,
	Series 1998,
	6.375% 10/01/28	2,000,000	1,697,840
Intermediate Care Facilities Total			3,964,885
Nursing Homes — 2.6%
AK Juneau
	St. Ann’s Care Center, Inc.,
	Series 1999,
	6.875% 12/01/25	1,500,000	1,456,620
CO Health Facilities Authority
	Evangelical Lutheran Society,
	Series 2009 A,
	6.125% 06/01/38	5,750,000	5,913,530
CT Development Authority Health Facility
	Alzheimer’s Resources Center, Inc.,
	Series 2007:
	5.400% 08/15/21	1,080,000	1,022,144
	5.500% 08/15/27	1,000,000	889,010
IA Finance Authority
	Care Initiatives,
	Series 1998 B:
	5.750% 07/01/18	505,000	493,562
	5.750% 07/01/28	1,475,000	1,322,205
IA Marion Health Care Facilities
	AHF/Kentucky-Iowa, Inc.,
	Series 2003,
	8.000% 01/01/29	285,000	287,360
KY Economic Development Finance Authority
	AHF/Kentucky-Iowa, Inc.,
	Series 2003,
	8.000% 01/01/29	873,000	880,228
MA Development Finance Agency
	Alliance Health Care,
	Series 1999 A,
	7.100% 07/01/32	2,035,000	1,884,634
MA Industrial Finance Agency
	GF/Massachusetts, Inc.,
	Series 1994,
	8.300% 07/01/23 (g)	725,000	371,280
MN Eveleth
	Arrowhead Senior Living Community,
	Series 2007,
	5.200% 10/01/27	2,375,000	1,911,637
MN Sartell
	Foundation for Health Care:
	Series 1999 A,
	6.625% 09/01/29	2,000,000	2,013,780
	Series 2001 A,
	8.000% 09/01/30	955,000	962,965

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
MO St. Louis County Industrial Development Authority
	Ranken Jordan,
	Series 2007,
	5.000% 11/15/35	1,300,000	1,108,458
NJ Economic Development Authority
	Seashore Gardens,
	Series 2006,
	5.300% 11/01/26	500,000	440,685
PA Chester County Industrial Development Authority
	Pennsylvania Nursing Home,
	Series 2002,
	8.500% 05/01/32	365,000	333,891
Nursing Homes Total			21,291,989
HEALTH CARE TOTAL			276,352,806
HOUSING — 6.9%
Assisted Living/Senior — 1.1%
FL St. John’s County Industrial Development Authority
	Bayview Assisted Living,
	Series 2007 A,
	5.250% 10/01/41	3,725,000	2,714,668
GA Columbus Housing Authority
	The Gardens at Calvary,
	Series 1999,
	7.000% 11/15/29	2,000,000	1,718,720
MA Development Finance Agency
	VOA Concord Assisted Living, Inc.,
	Series 2007,
	5.200% 11/01/41	1,000,000	747,140
MN Roseville
	Care Institute, Inc.,
	Series 1993,
	7.750% 11/01/23	1,270,000	998,893
NY Huntington Housing Authority
	Gurwin Jewish Senior Center,
	Series 1999 A:
	5.875% 05/01/19	1,755,000	1,755,930
	6.000% 05/01/29	625,000	596,719
NY Suffolk County Industrial Development Agency
	Gurwin Jewish Senior Center Phase II,
	Series 2004,
	6.700% 05/01/39	490,000	489,966
Assisted Living/Senior Total			9,022,036
Multi-Family — 4.4%
CO Educational & Cultural Facilities Authority
	Campus Village Apartments LLC,
	Series 2008 CA,
	5.500% 06/01/38	5,000,000	5,150,250

		Par ($)	Value ($)
Municipal Bonds — (continued)
HOUSING — (continued)
DC Housing Finance Agency
	FDS Residential II LP,
	Series 2004, AMT,
	Insured: FHA
	4.850% 06/01/35	1,460,000	1,455,737
DE Wilmington
	Electra Arms Senior Association,
	Series 1998, AMT,
	6.250% 06/01/28	805,000	693,242
FL Broward County Housing Finance Authority
	Chaves Lake Apartments Ltd.,
	Series 2000 A, AMT,
	7.500% 07/01/40	1,500,000	1,500,945
FL Capital Trust Agency
	Atlantic Housing Foundation,
	Series 2008 B,
	4.989% 07/15/32 (01/15/11) (e)(f)(h)	1,425,000	711,716
FL Clay County Housing Finance Authority
	Breckenridge Commons Ltd.,
	Series 2000 A, AMT,
	7.450% 07/01/40	1,309,060	1,288,835
MA Housing Finance Agency
	Series 2005 E, AMT,
	5.000% 12/01/28	750,000	759,517
MD Economic Development Corp.
	University of Maryland, College Park Projects,
	Series 2008,
	5.875% 06/01/43	2,735,000	2,805,098
MN Minneapolis Student Housing
	Riverton Community Housing, Inc.,
	Series 2006 A,
	5.700% 08/01/40	1,600,000	1,305,264
NC Durham Housing Authority
	Magnolia Pointe Apartments,
	Series 2005, AMT,
	5.650% 02/01/38 (b)	3,238,145	2,613,896
NC Medical Care Commission
	ARC Project,
	Series 2004 A,
	5.800% 10/01/34	1,550,000	1,581,620
NM Mortgage Finance Authority
	Series 2005 E, AMT,
	Insured: FHA
	4.800% 09/01/40	1,200,000	1,175,496
OH Montgomery County
	Heartland of Centerville LLC,
	Series 2005, AMT,
	Insured: FHLMC
	4.950% 11/01/35	750,000	775,320

		Par ($)	Value ($)
Municipal Bonds — (continued)
HOUSING — (continued)
OK County Finance Authority
	Sail Associates LLC,
	Series 2007, AMT,
	LOC: Bank of the West
	5.250% 12/01/41	1,475,000	1,515,356
OR Forest Grove Student Housing
	Oak Tree Foundation,
	Series 2007,
	5.500% 03/01/37	2,900,000	2,728,958
OR Housing & Community Services Department
	Series 2005 A, AMT,
	Insured: FHA
	4.850% 07/01/35	1,755,000	1,749,858
PA Higher Educational Facilities Authority
	Edinboro University,
	Series 2008,
	5.875% 07/01/38	2,200,000	2,261,072
	Series 2010,
	5.800% 07/01/30	2,500,000	2,605,625
Resolution Trust Corp.
	Pass-Through Certificates,
	Series 1993 A,
	8.500% 12/01/16 (i)	455,481	436,023
TX El Paso County Housing Finance Corp.
	American Village Communities:
	Series 2000 C,
	8.000% 12/01/32	555,000	563,464
	Series 2000 D,
	10.000% 12/01/32	660,000	662,079
WA Seattle Housing Authority
	High Rise Rehabilitation Phase I LP,
	Series 2005, AMT,
	Insured: AGMC
	5.000% 11/01/25	1,000,000	1,013,390
Multi-Family Total			35,352,761
Single-Family — 1.4%
CA Housing Finance Agency
	Series 2006 K, AMT,
	4.625% 08/01/26	5,000,000	4,538,100
	Series 2008 K AMT,
	5.550% 08/01/33	3,000,000	2,872,560
FL Housing Finance Corp.
	Series 2006 1, AMT,
	Guarantor: GNMA
	4.850% 07/01/37	980,000	975,561
MA Housing Finance Agency
	Series 2006 122, AMT,
	4.875% 12/01/37	2,955,000	2,959,078

		Par ($)	Value ($)
Municipal Bonds — (continued)
HOUSING — (continued)
MN Minneapolis St. Paul Housing Finance Board
	Series 2006, AMT,
	Guarantor: GNMA
	5.000% 12/01/38	89,483	90,747
Single-Family Total			11,436,046
HOUSING TOTAL			55,810,843
INDUSTRIALS — 5.2%
Food Products — 0.3%
MI Strategic Fund
	Imperial Sugar Co.:
	Series 1998 A,
	6.250% 11/01/15	1,000,000	964,250
	Series 1998 C, AMT,
	GTY AGMT: Imperial Sugar Co.
	6.550% 11/01/25	1,500,000	1,319,685
Food Products Total			2,283,935
Forest Products & Paper — 1.7%
AL Courtland Industrial Development Board
	International Paper Co.:
	Series 2003 B, AMT,
	6.250% 08/01/25	2,000,000	2,050,300
	Series 2005 A,
	5.200% 06/01/25	1,000,000	991,830
AL Phenix City Industrial Development Board
	Meadwestvaco Corp.,
	Series 2002 A, AMT,
	6.350% 05/15/35	1,000,000	1,001,580
AR Camden Environmental Improvement Authority
	International Paper Co.,
	Series 2004 A, AMT,
	5.000% 11/01/18	250,000	253,678
GA Rockdale County Development Authority
	Visy Paper, Inc.,
	Series 2007 A, AMT,
	GTY AGMT: Pratt USA
	6.125% 01/01/34	5,000,000	4,887,400
MS Lowndes County
	Weyerhaeuser Co.:
	Series 1992 A,
	6.800% 04/01/22	1,995,000	2,272,205
	Series 1992 B,
	6.700% 04/01/22	230,000	259,985
MS Warren County Gulf Opportunity Zone
	International Paper Co.,
	Series 2008 A,
	6.500% 09/01/32	2,000,000	2,209,240
Forest Products & Paper Total			13,926,218

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDUSTRIALS — (continued)
Manufacturing — 0.3%
IL Will-Kankakee Regional Development Authority
	Flanders Corp.,
	Series 1997, AMT,
	6.500% 12/15/17	550,000	549,873
KS Wichita Airport Authority
	Cessna Citation Service Center,
	Series 2002 A, AMT,
	GTY AGMT: Textron, Inc.
	6.250% 06/15/32	1,875,000	1,687,819
Manufacturing Total			2,237,692
Oil & Gas — 1.9%
CA M-S-R Energy Authority
	Series 2009,
	6.500% 11/01/39	5,000,000	5,793,850
LA St. John Baptist Parish
	Marathon Oil Corp.,
	Series 2007 A,
	5.125% 06/01/37	5,000,000	5,012,500
NV Clark County Industrial Development Authority
	Southwest Gas Corp.,
	Series 2003 E, AMT,
	5.800% 03/01/38	1,750,000	1,833,457
TX Gulf Coast Industrial Development Authority
	Citgo Petroleum,
	Series 1998, AMT,
	8.000% 04/01/28	875,000	881,528
TX Gulf Coast Waste Disposal Authority
	BP Products North America,
	Series 2007,
	GTY AGMT: BP PLC
	2.300% 01/01/42 (09/03/13) (e)(f)	2,500,000	2,499,975
Oil & Gas Total			16,021,310
Other Industrial Development Bonds — 1.0%
MD Economic Development Corp.
	CNX Marine Terminals, Inc.,
	Series 2010,
	GTY AGMT: Consol Energy, Inc.
	5.750% 09/01/25	1,000,000	1,027,950
NJ Economic Development Authority
	GMT Realty LLC,
	Series 2006 B, AMT,
	6.875% 01/01/37	4,000,000	3,609,160

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDUSTRIALS — (continued)
PA Dauphin County Industrial Development Authority
	General Waterworks Corp.,
	Series 1992 A, AMT,
	6.900% 06/01/24	3,200,000	3,944,512
Other Industrial Development Bonds Total			8,581,622
INDUSTRIALS TOTAL			43,050,777
OTHER — 8.3%
Other — 1.6%
LA New Orleans Aviation Board
	Series 2009 A,
	6.500% 01/01/40	5,000,000	5,334,400
OR Warm Springs Reservation Confederated Tribes
	Series 2009 B,
	6.375% 11/01/33	2,410,000	2,501,315
TX Capital Area Cultural Education Facilities Finance Corp.
	Series 2005 B,
	6.125% 04/01/45	5,000,000	5,150,550
Other Total			12,986,265
Pool/Bond Bank — 0.6%
OH Cleveland-Cuyahoga County Port Authority
	Series 2005 B,
	5.125% 05/15/25	680,000	612,741
OH Summit County Port Authority
	Seville Project,
	Series 2005 A,
	5.100% 05/15/25	415,000	374,222
PA Industrial Development Authority
	Series 2008,
	5.500% 07/01/23	2,355,000	2,668,828
SD Economic Development Finance Authority
	Davis Family Sodak,
	Series 2004 4-A, AMT,
	6.000% 04/01/29	1,400,000	1,450,386
Pool/Bond Bank Total			5,106,177
Refunded/Escrowed(j) — 4.6%
AL Camden Industrial Development Board
	Weyerhaeuser Co.,
	Series 2003 B, AMT,
	Pre-refunded 12/01/13,
	6.375% 12/01/24	275,000	321,145
CA Golden State Tobacco Securitization Corp.
	Series 2003 A-1,
	Pre-refunded 06/01/13,
	6.750% 06/01/39	200,000	232,232
CA Lincoln Community Facilities District No. 2003-1
	Series 2004,
	Pre-refunded 09/01/13:
	5.750% 09/01/20	450,000	521,784

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
	5.900% 09/01/24	445,000	517,900
CO Adams County
	Series 1991 B,
	Escrowed to Maturity,
	11.250% 09/01/11	220,000	241,760
FL Islands at Doral Southwest Community Development District
	Series 2003,
	Pre-refunded 05/01/13,
	6.375% 05/01/35	745,000	825,907
FL Orange County Health Facilities Authority
	Orlando Regional Health Care System,
	Series 2002,
	Pre-refunded 12/01/12,
	5.750% 12/01/32	350,000	388,598
GA Municipal Electric Authority
	Series 1991 V:
	Escrowed to Maturity,
	6.600% 01/01/18	690,000	841,600
	Pre-refunded 01/01/13,
	6.600% 01/01/18	75,000	88,011
IA Finance Authority
	Care Initiatives,
	Series 1996,
	Pre-refunded 07/01/11,
	9.250% 07/01/25	405,000	441,304
MA Development Finance Agency
	Western New England College,
	Series 2002,
	Pre-refunded 12/01/12,
	6.125% 12/01/32	300,000	335,913
MA Health & Educational Facilities Authority
	Civic Investments, Inc.,
	Series 2002 A,
	GTY AGMT: Harvard Pilgrim Health Care
	Pre-refunded 12/15/12,
	9.000% 12/15/15	1,200,000	1,368,972
	Milford-Whitinsville Regional Hospital,
	Series 2002 D,
	Pre-refunded 07/15/12,
	6.350% 07/15/32	1,715,000	1,907,492
MI Pontiac Tax Increment Finance Authority
	Development Area No. 3,
	Series 2002,
	Pre-refunded 06/01/12,
	6.375% 06/01/31	1,000,000	1,103,470
NC Eastern Municipal Power Agency
	Series 1991 A,
	Escrowed to Maturity,
	6.500% 01/01/18	3,320,000	4,371,112

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
NH Health & Educational Facilities Authority
	Catholic Medical Center,
	Series 2002 A,
	Pre-refunded 7/01/12,
	6.125% 07/01/32	350,000	387,191
NH Industrial Development Authority
	Pennichuck Water Works, Inc.,
	Series 1988, AMT,
	Escrowed to Maturity,
	7.500% 07/01/18	245,000	287,853
NJ Tobacco Settlement Financing Corp.
	Series 2003,
	Pre-refunded 06/01/13,
	6.750% 06/01/39	2,000,000	2,320,180
PR Commonwealth of Puerto Rico Sales Tax Financing Corp.
	Series 2009 A,
	Pre-refunded 08/01/11,
	5.000% 08/01/39 (08/01/11) (e)(f)	5,000,000	5,198,250
SC Jobs Economic Development Authority
	Bon Secours Health System,
	Series 2002 A,
	Pre-refunded 11/15/12,
	5.500% 11/15/23	485,000	534,669
TX Houston Health Facilities Development Corp.
	Buckingham Senior Living Community, Inc.,
	Series 2004 A,
	Pre-refunded 02/15/14,
	7.125% 02/15/34	1,000,000	1,206,760
TX Tyler Health Facilities Development Corp.
	Mother Frances Hospital,
	Series 2001,
	Pre-refunded 07/01/12,
	6.000% 07/01/31	750,000	815,122
VA Tobacco Settlement Financing Corp.
	Series 2005,
	Pre-refunded 06/01/15,
	5.625% 06/01/37	10,000,000	11,987,300
WI Health & Educational Facilities Authority
	Wheaton Franciscan Services,
	Series 2002,
	Pre-refunded 02/15/12,
	5.750% 08/15/30	1,050,000	1,135,176
Refunded/Escrowed Total			37,379,701
Tobacco — 1.5%
CA Silicon Valley Tobacco Securitization Authority
	Series 2007 A,
	(a) 06/01/36	3,000,000	266,970
IA Tobacco Settlement Authority
	Series 2005 C,
	5.625% 06/01/46	3,000,000	2,260,080

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
MI Tobacco Settlement Finance Authority
	Series 2007 A,
	6.000% 06/01/48	11,000,000	8,443,600
NJ Tobacco Settlement Financing Corp.
	Series 2007 1C,
	(a) 06/01/41	7,500,000	321,750
NY Nassau County Tobacco Settlement Corp.
	Series 2006,
	(a) 06/01/60	25,000,000	258,750
PR Commonwealth of Puerto Rico Children’s Trust Fund
	Series 2005 B,
	(a) 05/15/55	25,000,000	457,500
Tobacco Total			12,008,650
OTHER TOTAL			67,480,793
OTHER REVENUE — 2.3%
Hotels — 0.2%
NJ Middlesex County Improvement Authority
	Heldrich Associates LLC:
	Series 2005 B,
	6.250% 01/01/37	6,450,000	1,160,613
	Series 2005 C,
	8.750% 01/01/37	1,250,000	187,200
	Series 2005 B,
	6.125% 01/01/25	2,750,000	495,660
Hotels Total			1,843,473
Recreation — 2.1%
CA Agua Caliente Band Cahuilla Indians
	Series 2003,
	6.000% 07/01/18 (i)	2,000,000	2,090,500
CA Cabazon Band Mission Indians
	Series 2004:
	7.358% 10/01/11 (10/01/10) (e)(f)	405,000	294,739
	8.375% 10/01/15 (i)	560,000	374,629
	8.750% 10/01/19 (i)	2,785,000	1,843,698
	Series 2010,
	8.375% 10/01/20	1,420,000	1,442,620
CT Mashantucket Western Pequot Tribe
	Series 1999 B,
	(a) 09/01/15 (c)(i)	2,000,000	941,360
CT Mohegan Tribe Gaming Authority
	Series 2001,
	6.250% 01/01/31 (i)	475,000	407,027
CT Mohegan Tribe of Indians
	Series 2003,
	5.250% 01/01/33 (i)	1,000,000	743,530

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER REVENUE — (continued)
FL Seminole Indian Tribe
	Series 2007,
	5.500% 10/01/24 (i)	2,000,000	1,981,900
IL Finance Authority Sports Facility
	Leafs Hockey Club Project,
	Series 2007 A,
	3.000% 03/01/37 (03/01/11) (c)(e)(f)	1,000,000	252,400
NY Liberty Development Corp.
	National Sports Museum,
	Series 2006 A,
	6.125% 02/15/19 (c)(i)	1,979,996	5,940
OK Chickasaw Nation
	Series 2007:
	6.000% 12/01/25 (i)	1,030,000	1,102,584
	6.250% 12/01/32 (i)	3,500,000	3,743,460
OR Cow Creek Band Umpqua Tribe of Indians
	Series 2006 C,
	5.625% 10/01/26 (i)	1,700,000	1,381,420
Recreation Total			16,605,807
OTHER REVENUE TOTAL			18,449,280
RESOURCE RECOVERY — 1.5%
Disposal — 0.6%
NY Seneca County Industrial Development Agency
	IESI Corp.,
	Series 2005, AMT,
	GTY AGMT: IESI Corp.
	6.625% 10/01/35 (10/13/10) (e)(f)(i)	5,000,000	5,068,800
Disposal Total			5,068,800
Resource Recovery — 0.9%
FL Lee County Solid Waste Systems
	Series 2006 A, AMT,
	Insured: AMBAC
	5.000% 10/01/17	2,010,000	2,131,404
MA Development Finance Agency
	Covanta,
	Series 1999 A, AMT,
	6.700% 12/01/14	375,000	381,514
MA Industrial Finance Agency
	Covanta,
	Series 1998 A, AMT,
	5.600% 12/01/19	1,000,000	1,005,650

		Par ($)	Value ($)
Municipal Bonds — (continued)
RESOURCE RECOVERY — (continued)
PA Economic Development Financing Authority
	Philadelphia Project Finance,
	Series 2009 B,
	6.250% 01/01/32	3,375,000	3,665,925
Resource Recovery Total			7,184,493
RESOURCE RECOVERY TOTAL			12,253,293
TAX-BACKED — 17.9%
Local Appropriated — 1.1%
CA Richmond Joint Powers Financing Authority
	Series 2009,
	Insured:AGMC,
	5.875% 08/01/37	3,500,000	3,802,225
CA Southeast Resource Recovery Facilities Authority
	Series 2003 B, AMT,
	Insured: AMBAC
	5.375% 12/01/18	2,000,000	2,090,680
MO St. Louis Industrial Development Authority
	St. Louis Convention Center,
	Series 2000,
	Insured: AMBAC
	(a) 07/15/18	3,000,000	1,709,760
SC Laurens County School District No. 55
	Series 2005,
	5.250% 12/01/30	1,300,000	1,322,243
Local Appropriated Total			8,924,908
Local General Obligations — 2.7%
CO Northwest Metropolitan District No. 3
	Series 2005,
	6.250% 12/01/35	1,000,000	804,260
CO Red Sky Ranch Metropolitan District
	Series 2003,
	6.050% 12/01/33	1,000,000	1,011,900
MI Finance Authority
	Series 2010 E
	4.750% 08/22/11	3,745,000	3,774,810
MI Wayne
	Series 2009 A,
	6.750% 11/01/39	5,000,000	5,407,500
NY New York City
	Series 2009 H1,
	5.000% 03/01/13	5,000,000	5,501,400
TX Dallas County Flood Control District
	Series 2002,
	7.250% 04/01/32	1,000,000	1,047,280

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
TX Deaf Smith County Hospital District
	Series 2010 A,
	6.500% 03/01/40	4,000,000	4,197,800
Local General Obligations Total			21,744,950
Special Non-Property Tax — 3.1%
FL Miami-Dade
	Series 2009,
	(a) 10/01/41	40,000,000	6,043,200
IL Bolingbrook
	Sales Tax Revenue,
	Series 2005,
	6.250% 01/01/24	1,500,000	960,180
KS Wyandotte County Unified Government
	Series 2005 B,
	5.000% 12/01/20	3,125,000	3,273,938
	Series 2006,
	4.875% 10/01/28	2,020,000	1,523,787
	Series 2010,
	(a) 06/01/21	2,475,000	1,407,755
KY Economic Development Finance Authority
	Louisville Arena Project,
	Series 2008 A1,
	Insured: AGO
	6.000% 12/01/38	1,150,000	1,253,753
MO Manchester
	Series 2010,
	6.875% 11/01/39	5,000,000	5,112,900
NJ Economic Development Authority
	Cigarette Tax,
	Series 2004,
	5.750% 06/15/29	1,000,000	990,860
NV Sparks Tourism Improvement District No. 1
	Series 2008 A,
	6.750% 06/15/28 (i)	5,000,000	4,858,800
Special Non-Property Tax Total			25,425,173
Special Property Tax — 6.7%
CA Carson
	Series 1992,
	7.375% 09/02/22	105,000	105,212
CA Empire Union School District
	Series 1987-1 A,
	Insured: AMBAC
	(a) 10/01/21	1,665,000	931,184
CA Huntington Beach Community Facilities District
	Grand Coast Resort,
	Series 2001-1,
	6.450% 09/01/31	1,250,000	1,260,412
CA Oakdale Public Financing Authority
	Series 2004,
	5.375% 06/01/33	2,000,000	1,886,160

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
CA San Francisco City & County Redevelopment Agency
	Series 2009 D,
	6.625% 08/01/39	1,500,000	1,645,755
CT Harbor Point Infrastructure Improvement District
	Series 2010 A,
	7.875% 04/01/39	5,000,000	5,372,750
FL Ave Maria Stewardship Community District
	Series 2006 A,
	5.125% 05/01/38	3,430,000	2,638,665
FL Brandy Creek Community Development District
	Series 2003 A,
	6.350% 05/01/34	935,000	961,414
FL Celebration Community Development District
	Series 2003 A,
	6.400% 05/01/34	925,000	942,926
FL Channing Park Development District
	Series 2007,
	5.300% 05/01/38	900,000	713,250
FL Colonial Country Club Community Development District
	Series 2003,
	6.400% 05/01/33	690,000	716,089
FL Double Branch Community Development District
	Series 2002 A,
	6.700% 05/01/34	645,000	669,458
FL Lexington Oaks Community Development District
	Series 2002 A,
	6.700% 05/01/33	250,000	257,070
FL Middle Village Community Development District
	Series 2004 A,
	6.000% 05/01/35	2,000,000	1,925,380
FL Oakmont Grove Community Development District
	Series 2007 A,
	5.400% 05/01/38 (c)	1,200,000	444,000
	Series 2007 B,
	5.250% 05/01/12 (c)	1,000,000	370,000
FL Sarasota National Community Development District
	Series 2003,
	5.300% 05/01/39 (c)	4,000,000	800,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
FL Seven Oaks Community Development District II
	Series 2004 A,
	5.875% 05/01/35	455,000	280,976
	Series 2004 B,
	7.500% 05/01/16	3,685,000	3,505,025
FL Sweetwater Creek Community Development District
	Series 2007 A,
	5.500% 05/01/38	3,850,000	1,732,500
FL Tolomato Community Development District
	Series 2007:
	6.375% 05/01/17	2,000,000	1,500,800
	6.650% 05/01/40	3,000,000	2,231,100
FL Waterset North Community Development District
	Series 2007 A,
	6.600% 05/01/39	2,000,000	1,223,520
FL West Villages Improvement District
	Series 2006,
	5.500% 05/01/37 (c)	1,675,000	838,187
FL Westchester Community Development District No. 1
	Series 2003,
	6.125% 05/01/35	800,000	687,632
FL Westridge Community Development District
	Series 2005,
	5.800% 05/01/37 (c)	2,650,000	1,007,000
GA Atlanta
	Eastside Project,
	Series 2005 B,
	5.600% 01/01/30	1,615,000	1,618,844
IL Annawan
	Patriot Renewable Fuels LLC,
	Series 2007,
	5.625% 01/01/18	3,965,000	3,362,597
IL Chicago
	Pilsen Redevelopment,
	Series 2004 B,
	6.750% 06/01/22	1,225,000	1,207,409
IL Hillside
	Series 2008,
	7.000% 01/01/28	2,500,000	2,267,900
IL Plano Special Service Area No. 4
	Lakewood Springs Project,
	Series 2005 5-B,
	6.000% 03/01/35	2,947,000	2,591,857
IL Rosemont
	River Road Hotel Partners Project,
	Series 2007,
	5.100% 12/30/23	2,800,000	2,328,424

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
IL Volo Village Special Service Area No. 3
	Symphony Meadows Project,
	Series 2006-1,
	6.000% 03/01/36	1,996,000	1,516,162
IN Portage
	Ameriplex Project,
	Series 2006,
	5.000% 07/15/23	700,000	715,834
MO Fenton
	Tax Increment Revenue,
	Series 2006,
	4.500% 04/01/21	320,000	320,618
MO Kansas City Tax Increment Financing Commission
	Maincor Project, Inc.,
	Series 2007 A,
	5.250% 03/01/18	1,000,000	967,210
MO Riverside
	Tax Increment Revenue,
	Series 2004,
	5.250% 05/01/20	1,275,000	1,340,038
OH Hickory Chase Community Authority
	Series 2008,
	7.000% 12/01/38	2,500,000	1,751,650
Special Property Tax Total			54,635,008
State Appropriated — 2.4%
CA Public Works Board
	Series 2009,
	6.375% 11/01/34	5,000,000	5,508,350
GU Territory of Guam Department of Education
	Series 2010 A
	6.875% 12/01/40	2,750,000	2,815,202
NJ Economic Development Authority
	Series 2010,
	5.000% 12/15/18	10,000,000	11,543,500
State Appropriated Total			19,867,052
State General Obligations — 1.9%
CA State
	Series 2007,
	5.000% 11/01/37	2,475,000	2,493,983
FL Board of Education
	Series 2009,
	5.000% 06/01/24	5,000,000	5,775,250

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
MD State
	Series 2007,
	5.000% 08/01/16	6,250,000	7,483,313
State General Obligations Total			15,752,546
TAX-BACKED TOTAL			146,349,637
TRANSPORTATION — 6.0%
Air Transportation — 2.9%
CA Los Angeles Regional Airports Improvement Corp.
	American Airlines, Inc.,
	Series 2002 C, AMT,
	7.500% 12/01/24	400,000	404,200
FL Capital Trust Agency
	Air Cargo-Orlando,
	Series 2003, AMT,
	6.750% 01/01/32	650,000	639,834
NC Charlotte/Douglas International Airport
	US Airways, Inc.,
	Series 1998, AMT,
	5.600% 07/01/27	1,500,000	1,317,465
NJ Economic Development Authority
	Continental Airlines, Inc.:
	Series 1999, AMT:
	6.250% 09/15/19	1,000,000	987,850
	6.250% 09/15/29	2,500,000	2,419,150
	Series 2003, AMT,
	9.000% 06/01/33	1,000,000	1,053,890
NY New York City Industrial Development Agency
	American Airlines, Inc.:
	Series 2002 A, AMT
	GTY AGMT: AMR Corp.
	8.000% 08/01/12	7,775,000	7,967,276
	Series 2005,
	8.000% 08/01/28	2,000,000	2,140,960
	Series 2005, AMT,
	GTY AGMT: AMR Corp.
	7.625% 08/01/25	3,000,000	3,151,980
PA Philadelphia Authority for Industrial Development
	Aero Philadelphia,
	Series 1999, AMT,
	5.500% 01/01/24	900,000	739,260
TX Dallas-Fort Worth International Airport
	American Airlines, Inc.,
	Series 2000 A, AMT,
	9.000% 05/01/29	2,250,000	2,356,335
Air Transportation Total			23,178,200
Airports — 0.3%
CA Sacramento
	Series 2009 D,
	6.000% 07/01/35	2,500,000	2,736,100
Airports Total			2,736,100

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — (continued)
Toll Facilities — 2.7%
CA Foothill Eastern Transportation Corridor Agency
	Series 1999:
	(a) 01/15/30	11,520,000	3,006,950
	5.750% 01/15/40	2,000,000	1,952,760
CA San Joaquin Hills Transportation Corridor Agency
	Series 1993,
	5.000% 01/01/33	5,000,000	4,206,450
CO E-470 Public Highway Authority
	Series 2000,
	Insured: NPFGC
	(a) 09/01/18	4,000,000	2,696,880
DC Metropolitan WA Airports Authority
	Series 2009,
	(a) 10/01/34	22,550,000	5,729,955
TX North Texas Tollway Authority
	Series 2008 F,
	5.750% 01/01/38	2,645,000	2,813,804
	Series 2009 A,
	6.250% 01/01/39	1,500,000	1,658,475
Toll Facilities Total			22,065,274
Transportation — 0.1%
NV Director of the State of NV Department of Business & Industry
	Las Vegas Monorail Co,
	Series 2000,
	Insured: AMBAC
	5.625% 01/01/34 (c)	3,000,000	630,000
Transportation Total			630,000
TRANSPORTATION TOTAL			48,609,574
UTILITIES — 5.9%
Independent Power Producers — 1.0%
NY Port Authority of New York & New Jersey
	KIAC Partners,
	Series 1996 IV, AMT:
	6.750% 10/01/11	1,600,000	1,605,872
	6.750% 10/01/19	120,000	118,966
OR Western Generation Agency
	Wauna Cogeneration,
	Series 2006 A,
	5.000% 01/01/20	2,235,000	2,178,365
PR Commonwealth of Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Cogeneration Facilities
	AES Project,
	Series 2000, AMT,
	6.625% 06/01/26	3,820,000	3,849,872
Independent Power Producers Total			7,753,075

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
Investor Owned — 4.4%
AZ Maricopa County Pollution Control Corp.
	El Paso Electric Co.,
	Series 2009 B,
	7.250% 04/01/40	3,600,000	4,166,280
CA Chula Vista Industrial Development Authority
	San Diego Gas & Electric Co.,
	Series 1996 B, AMT,
	5.500% 12/01/21	1,275,000	1,359,150
HI Department of Budget & Finance
	Hawaiian Electric Co.,
	Series 2009,
	GTY AGMT: Hawaiian Electric Co.
	6.500% 07/01/39	1,750,000	1,944,565
IL Development Finance Authority
	Peoples Gas Light & Coke Co.,
	Series 2003 E, AMT,
	Insured: AMBAC
	4.875% 11/01/38 (11/01/18) (e)(f)	2,500,000	2,603,825
IN Jasper County Pollution Control Revenue
	Northern Indiana Public Service Co.,
	Series 1994 C,
	Insured: NPFGC
	5.850% 04/01/19	1,000,000	1,136,020
IN Petersburg
	Indianapolis Power & Light Co.,
	Series 1991,
	5.750% 08/01/21	1,000,000	1,026,140
LA West Feliciana Parish
	Entergy Gulf States, Inc.,
	Series 1999 B,
	6.600% 09/01/28	135,000	135,185
NV Clark County Industrial Development Authority
	Nevada Power Co.,
	Series 1995 B, AMT,
	5.900% 10/01/30	3,135,000	3,134,906
PA Economic Development Financing Authority
	Allegheny Energy Specialty Co.,
	Series 2009,
	7.000% 07/15/39	4,000,000	4,572,280
TX Brazos River Authority
	TXU Energy Co., LLC:
	Series 2001 C, AMT,
	5.750% 05/01/36 (11/01/11) (e)(f)	2,515,000	2,389,275
	Series 2003 C, AMT,
	6.750% 10/01/38	1,180,000	576,902

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
TX Matagorda County Navigation District No. 1
	AEP Texas Project,
	Series 2005 A,
	Insured: AMBAC
	4.400% 05/01/30	7,500,000	6,875,100
TX Sabine River Authority
	TXU Energy Co., LLC,
	Series 2001 B, AMT,
	5.750% 05/01/30 (11/01/11) (e)(f)	1,415,000	1,347,391
WY Campbell County
	Black Hills Power, Inc.,
	Series 2004,
	5.350% 10/01/24	3,250,000	3,306,680
WY Converse County
	PacifiCorp,
	Series 1988,
	3.900% 01/01/14 (06/03/13) (e)(f)	1,500,000	1,582,005
Investor Owned Total			36,155,704
Municipal Electric — 0.1%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 1998 NN,
	5.500% 07/01/20	1,005,000	1,161,720
Municipal Electric Total			1,161,720
Water & Sewer — 0.4%
AZ Surprise Municipal Property Corp.
	Series 2007,
	4.900% 04/01/32	2,000,000	1,925,880
MS V Lakes Utility District
	Series 1994,
	7.000% 07/15/37 (07/15/24) (e)(f)	250,000	233,170
Water & Sewer Total			2,159,050
UTILITIES TOTAL			47,229,549

	Total Municipal Bonds (cost of $766,534,916)		756,876,495

	Shares
Investment Companies — 4.7%
BofA Tax-Exempt Reserves, Capital Class (7 day yield of 0.140%) (k)	19,044,512	19,044,512

Dreyfus Tax-Exempt Cash Management Fund (7 day yield of 0.110%)	19,627,736	19,627,736

Total Investment Companies (cost of $38,672,248)		38,672,248

Municipal Preferred Stocks — 0.4%
HOUSING — 0.4%
Multi-Family — 0.4%
Centerline Equity Issuer Trust
AMT,
6.300% 05/15/19 (i)	1,000,000	1,084,420

	Shares	Value ($)
Municipal Preferred Stocks — (continued)
HOUSING — (continued)
Series 2000, AMT,
7.600% 12/15/10 (11/30/10) (e)(f)(i)	1,500,000	1,511,355
MuniMae Trust
AMT,
5.800% 06/30/49 (i)	1,000,000	677,920
Multi-Family Total		3,273,695
HOUSING TOTAL		3,273,695

Total Municipal Preferred Stocks (cost of $3,500,000)		3,273,695

	Par ($)
Short-Term Obligation — 0.6%
VARIABLE RATE DEMAND NOTE — 0.6%
MI Detroit
Series 2009 C,
10.000% 10/01/10 (l)	5,000,000	5,000,000

Total Short-Term Obligation (cost of $5,500,000)		5,000,000

Total Investments — 98.7% (cost of $813,707,164)(m)(n)		803,822,438

Other Assets & Liabilities, Net — 1.3%		10,461,460

Net Assets — 100.0%		814,283,898

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as September 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$756,876,495	$—	$756,876,495
Total Investment Companies	38,672,248	—	—	38,672,248
Total Municipal Preferred Stocks	—	3,273,695	—	3,273,695
Total Short-Term Obligation	—	5,000,000	—	5,000,000
Total Investments	$38,672,248	$765,150,190	$—	$803,822,438

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or  premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

The following table reconciles asset balances for the three months ending September 30, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investment in Securities	Balance as of June 30, 2010	Accrued Discounts/ (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2010

Municipal Bonds

Health Care	$528,500	$—	$—	$(127,220)	$—	$(30,000)	$—	$(371,280)	$—

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributable to securities owned at September 30, 2010 which were valued using significant unobservable inputs (Level 3) amounted to $127,220.

The following table shows transfers between Level 3 and Level 2 of the fair value hierarchy for the three months ending September 30, 2010:

Transfers In		Transfers Out
Level 2	Level 3	Level 2	Level 3
$371,280	$—	$—	$371,280

Financial Assets were transferred from Level 3 to Level 2 due to management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end.

(a)	Zero coupon bond.

(b)

Denotes a restricted security, which is subject to restrictions on resale under the federal securities laws or in transactions exempt from registrations. At September 30, 2010, the value of these securities amounted to $3,478,974, which represents 0.4% of net assets.

	Security	Acquisition Date	Acquisition Cost
	CA Statewide Communities Development Authority, Crossroads School for Arts & Sciences, Series 1998,
	6.000% 08/01/28	08/21/98	$265,000
	6.000% 08/01/28	08/31/98	700,000
	NC Durham Housing Authority, Magnolia Pointe Apartments, Series 2005, AMT,
	5.650% 02/01/38	12/19/06	3,500,000
			$4,465,000

(c)	The issuer is in default of certain debt covenants. Income is not being accrued. At September 30, 2010, the value of these securities amounted to $7,584,194, which represents 0.9% of net assets.

(d)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At September 30, 2010, the value of this security amounted to $18,037, which represents less than 0.1% of net assets.

(e)	The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2010.

(f)	Parenthetical date represents the next interest rate reset date for the security.

(g)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2010, the value of this security amounted to $371,280, which represents less than 0.1% of net assets.

(h)	The issuer is in default of certain debt covenants. Income is being partially accrued. At September 30, 2010, the value of this security amounted to $711,716, which represents 0.1% of net assets.

(i)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, these securities, which are not illiquid, except as listed below, amounted to $28,253,366, which represents 3.5% of net assets.

Security	Acquisition Date	Par	Acquisition Cost	Market Value
Resolution Trust Corp. Pass-Through Certificates, Series 1993 A, 8.500% 12/01/16	11/12/93	$455,481	$463,388	$436,023
CA Cabazon Band Mission Indians, Series 2004:
8.375% 10/01/15	10/08/04	560,000	488,250	374,629
8.750% 10/01/19	10/08/04	2,785,000	2,440,250	1,843,698
OR Cow Creek Band Umpqua Tribe of Indians, Series 2006 C, 5.625% 10/01/26	06/15/06	1,700,000	1,700,000	1,381,420
NY Liberty Development Corp., National Sports Museum , Series 2006 A, 6.125% 02/15/19	08/17/06	1,979,996	1,984,234	5,940
MuniMae Trust, AMT, 5.800% 06/30/49	10/19/04	1,000,000	1,000,000	677,920
				$4,719,630

(j)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(k)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by BofA Global Capital Management Group, LLC.

(l)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at September 30, 2010.

(m)	Cost for federal income tax purposes is $812,540,470.

(n)	Unrealized appreciation and depreciation at September 30, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$45,142,726	$(53,860,758)	$(8,718,032)

Acronym	Name
AGMC	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
GNMA	Government National Mortgage Association
GTY AGMT	Guarantee Agreement
HFDC	Health Facility Development Corporation
LOC	Letter of Credit
NPFGC	National Public Finance Guarantee Corp.

INVESTMENT PORTFOLIO

September 30, 2010 (Unaudited)	Columbia Small Cap Value Fund I

	Shares	Value ($)*
Common Stocks — 99.7%
CONSUMER DISCRETIONARY — 9.3%
Diversified Consumer Services — 0.5%
Regis Corp.	397,606	7,606,203
Diversified Consumer Services Total		7,606,203
Hotels, Restaurants & Leisure — 1.8%
Benihana, Inc., Class A (a)	719,467	5,460,755
Bob Evans Farms, Inc.	277,321	7,784,400
CEC Entertainment, Inc. (a)	147,291	5,056,500
Jack in the Box, Inc. (a)	220,170	4,720,445
Red Robin Gourmet Burgers, Inc. (a)	244,821	4,800,940
Hotels, Restaurants & Leisure Total		27,823,040
Household Durables — 1.0%
American Greetings Corp., Class A	280,290	5,210,591
Cavco Industries, Inc. (a)	151,377	5,435,948
CSS Industries, Inc.	293,252	5,070,327
Household Durables Total		15,716,866
Leisure Equipment & Products — 0.5%
JAKKS Pacific, Inc. (a)	435,550	7,683,102
Leisure Equipment & Products Total		7,683,102
Media — 0.4%
Scholastic Corp.	258,380	7,188,132
Media Total		7,188,132
Specialty Retail — 4.8%
America’s Car-Mart, Inc. (a)	223,360	5,624,205
Christopher & Banks Corp.	738,370	5,840,507
Finish Line, Inc., Class A	469,670	6,533,110
Foot Locker, Inc.	498,475	7,242,842
GameStop Corp., Class A (a)	307,360	6,058,065
Men’s Wearhouse, Inc.	308,725	7,344,568
OfficeMax, Inc. (a)	468,940	6,138,424
Pacific Sunwear of California, Inc. (a)	2,469,136	12,913,581
Rent-A-Center, Inc.	478,134	10,700,639
Shoe Carnival, Inc. (a)	361,768	7,314,949
Specialty Retail Total		75,710,890
Textiles, Apparel & Luxury Goods — 0.3%
Movado Group, Inc. (a)	490,730	5,339,142
Textiles, Apparel & Luxury Goods Total		5,339,142
CONSUMER DISCRETIONARY TOTAL		147,067,375
CONSUMER STAPLES — 1.5%
Food & Staples Retailing — 0.8%
Ruddick Corp.	231,229	8,019,022

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Spartan Stores, Inc.	357,294	5,180,763
Food & Staples Retailing Total		13,199,785
Food Products — 0.7%
Fresh Del Monte Produce, Inc. (a)	495,795	10,758,751
Food Products Total		10,758,751
CONSUMER STAPLES TOTAL		23,958,536
ENERGY — 6.2%
Energy Equipment & Services — 3.0%
Cal Dive International, Inc. (a)	831,220	4,546,773
Dawson Geophysical Co. (a)	201,120	5,359,848
Gulf Island Fabrication, Inc.	383,000	6,970,600
Matrix Service Co. (a)	423,170	3,702,738
Patterson-UTI Energy, Inc.	449,790	7,682,413
T-3 Energy Services, Inc. (a)	221,530	5,793,009
TGC Industries, Inc. (a)	767,171	2,945,937
Tidewater, Inc.	142,560	6,388,114
Union Drilling, Inc. (a)	862,896	3,865,774
Energy Equipment & Services Total		47,255,206
Oil, Gas & Consumable Fuels — 3.2%
Berry Petroleum Co., Class A	207,370	6,579,850
Bill Barrett Corp. (a)	209,360	7,536,960
Forest Oil Corp. (a)	180,400	5,357,880
Holly Corp.	182,809	5,255,759
International Coal Group, Inc. (a)	1,022,168	5,437,934
Stone Energy Corp. (a)	458,899	6,759,582
Swift Energy Co. (a)	296,069	8,313,618
World Fuel Services Corp.	231,530	6,022,095
Oil, Gas & Consumable Fuels Total		51,263,678
ENERGY TOTAL		98,518,884
FINANCIALS — 32.0%
Capital Markets — 3.2%
Federated Investors, Inc., Class B	169,399	3,855,521
GFI Group, Inc.	1,045,452	4,850,897
International Assets Holding Corp. (a)	425,250	7,697,025
Investment Technology Group, Inc. (a)	576,868	8,203,063
Knight Capital Group, Inc., Class A (a)	803,910	9,960,445
Mass Financial Corp., Class A (a)	389,170	2,899,316
optionsXpress Holdings, Inc. (a)	401,660	6,169,498
Piper Jaffray Companies, Inc. (a)	236,912	6,901,247
Capital Markets Total		50,537,012

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Commercial Banks — 7.5%
Ameris Bancorp (a)	665,829	6,225,501
BancFirst Corp.	185,613	7,509,902
BancTrust Financial Group, Inc. (a)	489,128	1,496,732
Bryn Mawr Bank Corp.	382,884	6,593,262
Chemical Financial Corp.	457,283	9,438,321
Columbia Banking System, Inc.	485,007	9,530,387
Community Trust Bancorp, Inc.	296,770	8,039,499
First Citizens BancShares, Inc., Class A	63,056	11,682,385
First Commonwealth Financial Corp.	1,575,384	8,585,843
First Financial Corp.	331,878	9,790,401
First National Bank of Alaska	2,371	4,495,416
Hancock Holding Co.	243,341	7,317,264
Investors Bancorp, Inc. (a)	468,007	5,541,203
Merchants Bancshares, Inc.	297,556	7,421,047
Northfield Bancorp, Inc.	443,614	4,799,903
Northrim BanCorp, Inc. (b)	354,216	5,879,986
West Coast Bancorp (a)	1,958,195	4,464,685
Commercial Banks Total		118,811,737
Consumer Finance — 0.6%
Cash America International, Inc.	293,039	10,256,365
Consumer Finance Total		10,256,365
Diversified Financial Services — 0.5%
Medallion Financial Corp.	480,975	3,746,795
Pico Holdings, Inc. (a)	125,261	3,740,294
Diversified Financial Services Total		7,487,089
Insurance — 9.5%
Allied World Assurance Holdings Ltd.	114,160	6,460,314
American Safety Insurance Holdings Ltd. (a)	420,610	6,872,767
Argo Group International Holdings Ltd.	269,770	9,371,810
Baldwin & Lyons, Inc., Class B	287,632	7,320,234
CNA Surety Corp. (a)	511,839	9,172,155
eHealth, Inc. (a)	811,093	10,479,322
EMC Insurance Group, Inc.	322,399	6,873,547
FBL Financial Group, Inc., Class A	327,083	8,497,616
First Mercury Financial Corp.	699,097	7,046,898
Global Indemnity PLC (a)	878,791	14,104,596
Hanover Insurance Group, Inc.	119,770	5,629,190
Harleysville Group, Inc.	168,785	5,534,460
Horace Mann Educators Corp.	638,192	11,347,054

3

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
National Western Life Insurance Co., Class A	32,339	4,549,451
Navigators Group, Inc. (a)	236,111	10,537,634
Safety Insurance Group, Inc.	247,611	10,404,614
Stewart Information Services Corp.	407,420	4,611,994
United Fire & Casualty Co.	510,488	10,827,450
Insurance Total		149,641,106
Real Estate Investment Trusts (REITs) — 5.4%
Chesapeake Lodging Trust	96,842	1,584,335
DCT Industrial Trust, Inc.	1,641,929	7,864,840
DiamondRock Hospitality Co. (a)	1,001,695	9,506,085
Franklin Street Properties Corp.	534,440	6,637,745
Getty Realty Corp.	239,296	6,420,312
National Health Investors, Inc.	181,289	7,987,593
Potlatch Corp.	281,222	9,561,548
Starwood Property Trust, Inc.	501,580	9,966,395
Sunstone Hotel Investors, Inc. (a)	585,926	5,314,349
Terreno Realty Corp. (a)	356,230	6,490,511
Universal Health Realty Income Trust	193,463	6,657,062
Urstadt Biddle Properties, Inc., Class A	411,292	7,436,159
Real Estate Investment Trusts (REITs) Total		85,426,934
Real Estate Management & Development — 0.4%
Avatar Holdings, Inc. (a)	307,951	5,875,705
Real Estate Management & Development Total		5,875,705
Thrifts & Mortgage Finance — 4.9%
Bank Mutual Corp.	1,416,806	7,353,223
BankFinancial Corp.	862,775	7,911,646
Beneficial Mutual Bancorp, Inc. (a)	895,489	8,032,536
Brookline Bancorp, Inc.	987,704	9,857,286
Clifton Savings Bancorp, Inc.	531,175	4,568,105
ESSA Bancorp, Inc.	466,600	5,524,544
Home Federal Bancorp, Inc.	689,928	8,396,424
TrustCo Bank Corp. NY	907,614	5,046,334
United Financial Bancorp, Inc.	426,976	5,768,446
Washington Federal, Inc.	454,601	6,937,211

4

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Westfield Financial, Inc.	924,976	7,214,813
Thrifts & Mortgage Finance Total		76,610,568
FINANCIALS TOTAL		504,646,516
HEALTH CARE — 7.7%
Biotechnology — 0.4%
Martek Biosciences Corp. (a)	258,520	5,850,308
Biotechnology Total		5,850,308
Health Care Equipment & Supplies — 2.8%
Analogic Corp.	103,129	4,628,429
Angiodynamics, Inc. (a)	339,480	5,173,675
Cantel Medical Corp.	345,021	5,589,340
ICU Medical, Inc. (a)	139,557	5,204,081
Kensey Nash Corp. (a)	271,626	7,847,275
Medical Action Industries, Inc. (a)	519,400	4,700,570
Symmetry Medical, Inc. (a)	587,340	5,661,958
Young Innovations, Inc.	158,580	4,536,974
Health Care Equipment & Supplies Total		43,342,302
Health Care Providers & Services — 4.1%
AmSurg Corp. (a)	334,757	5,851,552
Centene Corp. (a)	209,230	4,935,736
Healthspring, Inc. (a)	509,484	13,165,066
Kindred Healthcare, Inc. (a)	512,301	6,670,159
Magellan Health Services, Inc. (a)	175,790	8,304,320
MedCath Corp. (a)	626,380	6,307,647
NovaMed, Inc. (a)	361,766	3,505,512
Owens & Minor, Inc.	217,685	6,195,315
Triple-S Management Corp., Class B (a)	284,700	4,797,195
U.S. Physical Therapy, Inc. (a)	289,796	4,845,389
Health Care Providers & Services Total		64,577,891
Pharmaceuticals — 0.4%
Medicis Pharmaceutical Corp., Class A	235,480	6,981,982
Pharmaceuticals Total		6,981,982
HEALTH CARE TOTAL		120,752,483
INDUSTRIALS — 17.7%
Aerospace & Defense — 1.8%
AAR Corp. (a)	264,155	4,929,132
Ceradyne, Inc. (a)	304,566	7,111,616
Esterline Technologies Corp. (a)	123,850	7,087,936
Ladish Co., Inc. (a)	290,910	9,056,028
Aerospace & Defense Total		28,184,712

5

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Air Freight & Logistics — 0.3%
Pacer International, Inc. (a)	760,843	4,595,492
Air Freight & Logistics Total		4,595,492
Airlines — 0.3%
Skywest, Inc.	353,241	4,931,244
Airlines Total		4,931,244
Building Products — 1.6%
A.O. Smith Corp.	114,960	6,655,034
Ameron International Corp.	117,162	7,962,330
Lennox International, Inc.	111,639	4,654,230
Universal Forest Products, Inc.	180,171	5,270,002
Building Products Total		24,541,596
Commercial Services & Supplies — 2.0%
ABM Industries, Inc.	248,670	5,368,785
Consolidated Graphics, Inc. (a)	182,370	7,559,236
Ennis, Inc.	326,147	5,834,770
G&K Services, Inc., Class A	229,902	5,255,560
United Stationers, Inc. (a)	132,550	7,092,751
Commercial Services & Supplies Total		31,111,102
Construction & Engineering — 2.9%
Comfort Systems USA, Inc.	478,331	5,132,492
Dycom Industries, Inc. (a)	658,191	6,575,328
EMCOR Group, Inc. (a)	366,890	9,021,825
KBR, Inc.	316,989	7,810,609
KHD Humboldt Wedag International AG	316,483	2,586,313
Layne Christensen Co. (a)	222,720	5,766,221
Pike Electric Corp. (a)	559,525	4,073,342
Sterling Construction Co., Inc. (a)	391,102	4,841,843
Construction & Engineering Total		45,807,973
Electrical Equipment — 1.3%
Belden, Inc.	261,361	6,894,703
Broadwind Energy, Inc. (a)	3,322,652	6,213,359
GrafTech International Ltd. (a)	482,966	7,548,759
Electrical Equipment Total		20,656,821
Machinery — 3.5%
Astec Industries, Inc. (a)	200,587	5,722,747
CIRCOR International, Inc.	186,180	5,883,288
EnPro Industries, Inc. (a)	252,922	7,911,400
FreightCar America, Inc.	210,511	5,178,571

6

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Harsco Corp.	178,367	4,384,261
Kadant, Inc. (a)	357,140	6,753,517
LB Foster Co., Class A (a)	175,031	5,065,397
Mueller Industries, Inc.	293,210	7,767,133
Robbins & Myers, Inc.	214,480	5,743,774
Machinery Total		54,410,088
Marine — 0.3%
Diana Shipping, Inc. (a)	390,770	4,962,779
Marine Total		4,962,779
Professional Services — 1.5%
CDI Corp.	341,326	4,409,932
FTI Consulting, Inc. (a)	138,610	4,808,381
Kforce, Inc. (a)	315,254	4,325,285
Korn/Ferry International (a)	349,571	5,781,904
LECG Corp. (a)	691,636	760,800
Navigant Consulting, Inc. (a)	367,240	4,271,001
Professional Services Total		24,357,303
Road & Rail — 1.3%
Heartland Express, Inc.	353,714	5,259,727
Ryder System, Inc.	140,579	6,012,564
Werner Enterprises, Inc.	475,369	9,740,311
Road & Rail Total		21,012,602
Trading Companies & Distributors — 0.9%
Applied Industrial Technologies, Inc.	224,200	6,860,520
Kaman Corp.	265,949	6,970,523
Trading Companies & Distributors Total		13,831,043
INDUSTRIALS TOTAL		278,402,755
INFORMATION TECHNOLOGY — 12.9%
Communications Equipment — 2.2%
Anaren, Inc. (a)	346,400	5,816,056
Bel Fuse, Inc., Class B	201,967	4,204,953
Black Box Corp.	219,069	7,023,352
Plantronics, Inc.	192,840	6,514,135
Symmetricom, Inc. (a)	851,470	4,870,408
Tekelec (a)	459,890	5,960,175
Communications Equipment Total		34,389,079
Electronic Equipment, Instruments & Components — 3.5%
Anixter International, Inc. (a)	159,503	8,611,567
Benchmark Electronics, Inc. (a)	521,130	8,546,532
Brightpoint, Inc. (a)	739,557	5,169,503
CTS Corp.	557,117	5,359,466

7

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Electro Scientific Industries, Inc. (a)	367,950	4,087,924
Littelfuse, Inc. (a)	163,961	7,165,096
Methode Electronics, Inc.	538,394	4,888,618
MTS Systems Corp.	187,704	5,818,824
NAM TAI Electronics, Inc. (a)	1,079,110	4,985,488
Electronic Equipment, Instruments & Components Total		54,633,018
Internet Software & Services — 1.0%
InfoSpace, Inc. (a)	553,532	4,793,587
United Online, Inc.	950,490	5,436,803
ValueClick, Inc. (a)	406,620	5,318,589
Internet Software & Services Total		15,548,979
IT Services — 2.5%
Acxiom Corp. (a)	385,510	6,114,188
CACI International, Inc., Class A (a)	153,180	6,932,927
CSG Systems International, Inc. (a)	329,529	6,007,314
MAXIMUS, Inc.	97,489	6,003,373
MoneyGram International, Inc. (a)	2,614,854	6,380,244
TeleTech Holdings, Inc. (a)	512,080	7,599,267
IT Services Total		39,037,313
Semiconductors & Semiconductor Equipment — 2.1%
Amkor Technology, Inc. (a)	771,010	5,065,536
ATMI, Inc. (a)	310,422	4,612,871
Integrated Device Technology, Inc. (a)	763,200	4,464,720
MKS Instruments, Inc. (a)	214,732	3,860,881
Tessera Technologies, Inc. (a)	233,790	4,325,115
Varian Semiconductor Equipment Associates, Inc. (a)	135,100	3,888,178
Verigy Ltd. (a)	416,107	3,382,950
Zoran Corp. (a)	580,116	4,432,086
Semiconductors & Semiconductor Equipment Total		34,032,337
Software — 1.6%
Compuware Corp. (a)	550,410	4,694,997
Jack Henry & Associates, Inc.	162,110	4,133,805
Monotype Imaging Holdings, Inc. (a)	505,845	4,628,482
Parametric Technology Corp. (a)	257,690	5,035,263

8

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Progress Software Corp. (a)	210,709	6,974,468
Software Total		25,467,015
INFORMATION TECHNOLOGY TOTAL		203,107,741
MATERIALS — 7.0%
Chemicals — 2.3%
H.B. Fuller Co.	509,339	10,120,566
Minerals Technologies, Inc.	141,970	8,364,872
OM Group, Inc. (a)	552,076	16,628,529
Chemicals Total		35,113,967
Construction Materials — 0.2%
Eagle Materials, Inc.	140,121	3,320,868
Construction Materials Total		3,320,868
Containers & Packaging — 2.2%
Greif, Inc., Class A	104,556	6,152,075
Greif, Inc., Class B	277,027	15,901,350
Packaging Corp. of America	211,300	4,895,821
Silgan Holdings, Inc.	246,230	7,805,491
Containers & Packaging Total		34,754,737
Metals & Mining — 2.3%
Carpenter Technology Corp.	133,670	4,506,016
Haynes International, Inc.	211,174	7,374,196
Olympic Steel, Inc.	273,849	6,295,788
RTI International Metals, Inc. (a)	203,771	6,239,468
Terra Nova Royalty Corp. (a)	324,862	2,423,470
Thompson Creek Metals Co., Inc. (a)	894,220	9,639,692
Metals & Mining Total		36,478,630
MATERIALS TOTAL		109,668,202
TELECOMMUNICATION SERVICES — 1.5%
Diversified Telecommunication Services — 0.3%
Warwick Valley Telephone Co. (b)	353,223	5,029,896
Diversified Telecommunication Services Total		5,029,896
Wireless Telecommunication Services — 1.2%
NTELOS Holdings Corp.	430,420	7,282,706
Shenandoah Telecommunications Co.	289,769	5,265,103
Syniverse Holdings, Inc. (a)	277,576	6,292,648
Wireless Telecommunication Services Total		18,840,457
TELECOMMUNICATION SERVICES TOTAL		23,870,353
UTILITIES — 3.9%
Electric Utilities — 1.1%
ALLETE, Inc.	260,290	9,482,365

9

	Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
MGE Energy, Inc.	224,264	8,878,612
Electric Utilities Total		18,360,977
Gas Utilities — 1.2%
Laclede Group, Inc.	217,680	7,492,546
Nicor, Inc.	244,220	11,190,160
Gas Utilities Total		18,682,706
Multi-Utilities — 1.6%
Avista Corp.	432,270	9,025,798
CH Energy Group, Inc.	164,364	7,258,314
NorthWestern Corp.	304,391	8,675,143
Multi-Utilities Total		24,959,255
UTILITIES TOTAL		62,002,938

Total Common Stocks (cost of $1,413,631,919)		1,571,995,783

	Par ($)
Short-Term Obligation — 0.3%
Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/10, due 10/01/10 at 0.220%, collateralized by a U.S. Treasury obligation maturing 05/15/19, market value $3,975,975 (repurchase proceeds $3,893,024)	3,893,000	3,893,000

Total Short-Term Obligation (cost of $3,893,000)		3,893,000

Total Investments — 100.0% (cost of $1,417,524,919) (c)(d)		1,575,888,783

Other Assets & Liabilities, Net — 0.0%		645,920

Net Assets — 100.0%		1,576,534,703

10

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the

Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

11

The following table summarizes the inputs used, as of September 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$147,067,375	$—	$—	$147,067,375
Consumer Staples	23,958,536	—	—	23,958,536
Energy	98,518,884	—	—	98,518,884
Financials	504,646,516	—	—	504,646,516
Health Care	120,752,483	—	—	120,752,483
Industrials	275,816,442	2,586,313	—	278,402,755
Information Technology	203,107,741	—	—	203,107,741
Materials	109,668,202	—	—	109,668,202
Telecommunication Services	23,870,353	—	—	23,870,353
Utilities	62,002,938	—	—	62,002,938
Total Common Stocks	1,569,409,470	2,586,313	—	1,571,995,783
Total Short-Term Obligation	—	3,893,000	—	3,893,000
Total Investments	$1,569,409,470	$6,479,313	$—	$1,575,888,783

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	Non-income producing security.

(b)

An affiliate may include any company in which the fund owns five percent or more of its outstanding voting shares. Transactions with companies which are or were affiliated during the three months ended September 30, 2010, are as follows:

Affiliate	Value, Beginning of Period	Purchases	Sales Proceeds	Dividend Income	Value, End of Period

Northrim BanCorp, Inc.	$5,321,498	$170,426	$—	$42,440	$5,879,986

Warwick Valley Telephone Co.	4,822,816	149,057	—	84,642	5,029,896

	$10,144,314	$319,483	$—	$127,082	$10,909,882

(c)	Cost for federal income tax purposes is $1,417,524,919.

(d)	Unrealized appreciation and depreciation at September 30, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$243,040,829	$(84,676,965)	$158,363,864

12

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/J. Kevin Connaughton
J. Kevin Connaughton, President

Date	November 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/J. Kevin Connaughton
J. Kevin Connaughton, President

Date	November 19, 2010

By (Signature and Title)	/s/Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	November 19, 2010